COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
8.	COMMITMENTS AND CONTINGENCIES

(a)
The Group leases premises under various operating leases which do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,185, $1,133 and $1,111 for the years ended March 31, 2014, 2015 and 2016, respectively.

As of March 31, 2016, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2017	922
2018	74
996
(b)

As of March 31, 2015 and 2016, the Group had commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of acquisition of property, plant and equipment of $115 and $20, respectively.